Stockholders' Equity (Options Outstanding and Exercisable By Price Range) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Stock Options Outstanding
Number of Shares | shares	15,409,357
Weighted Average Remaining Contractual Life	9 years 15 days
Weighted Average Exercise Price (in dollars per share)	$ 0.95
Stock Options Exercisable
Number of Shares | shares	10,283,026
Weighted Average Exercise Price Per Share (in dollars per share)	$ 1.01
Exercise Price Range From $0.33 - $0.67 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, low end of range (in dollars per share)	0.33
Exercise Price, high end of range (in dollars per share)	$ 0.67
Stock Options Outstanding
Number of Shares | shares	13,725,038
Weighted Average Remaining Contractual Life	9 years 2 months 8 days
Weighted Average Exercise Price (in dollars per share)	$ 0.66
Stock Options Exercisable
Number of Shares | shares	8,922,798
Weighted Average Exercise Price Per Share (in dollars per share)	$ 0.66
Exercise Price Range From $1.91 To $3.30 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, low end of range (in dollars per share)	1.91
Exercise Price, high end of range (in dollars per share)	$ 3.30
Stock Options Outstanding
Number of Shares | shares	370,000
Weighted Average Remaining Contractual Life	8 years 1 month 6 days
Weighted Average Exercise Price (in dollars per share)	$ 2.97
Stock Options Exercisable
Number of Shares | shares	361,666
Weighted Average Exercise Price Per Share (in dollars per share)	$ 2.97
Exercise Price Range From $3.38 To $3.38 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, low end of range (in dollars per share)	3.38
Exercise Price, high end of range (in dollars per share)	$ 3.38
Stock Options Outstanding
Number of Shares | shares	1,263,022
Weighted Average Remaining Contractual Life	7 years 8 months 16 days
Weighted Average Exercise Price (in dollars per share)	$ 3.38
Stock Options Exercisable
Number of Shares | shares	947,265
Weighted Average Exercise Price Per Share (in dollars per share)	$ 3.38
Exercise Price Range From $3.40 To $4.72 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, low end of range (in dollars per share)	3.40
Exercise Price, high end of range (in dollars per share)	$ 4.72
Stock Options Outstanding
Number of Shares | shares	50,625
Weighted Average Remaining Contractual Life	7 years 9 months 7 days
Weighted Average Exercise Price (in dollars per share)	$ 3.40
Stock Options Exercisable
Number of Shares | shares	50,625
Weighted Average Exercise Price Per Share (in dollars per share)	$ 3.40
Exercise Price Range From $8.24 To $17.36 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, low end of range (in dollars per share)	8.24
Exercise Price, high end of range (in dollars per share)	$ 17.36
Stock Options Outstanding
Number of Shares | shares	360
Weighted Average Remaining Contractual Life	1 year 9 months 11 days
Weighted Average Exercise Price (in dollars per share)	$ 12.53
Stock Options Exercisable
Number of Shares | shares	360
Weighted Average Exercise Price Per Share (in dollars per share)	$ 12.53
Exercise Price Range From $42.88 To $48.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, low end of range (in dollars per share)	42.88
Exercise Price, high end of range (in dollars per share)	$ 48.00
Stock Options Outstanding
Number of Shares | shares	312
Weighted Average Remaining Contractual Life	4 years 9 months 3 days
Weighted Average Exercise Price (in dollars per share)	$ 45.17
Stock Options Exercisable
Number of Shares | shares	312
Weighted Average Exercise Price Per Share (in dollars per share)	$ 45.17